DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

General. Coeptis Therapeutics Holdings, Inc. (“Coeptis”, the “Company” or “we” or “our”) was originally incorporated in the British Virgin Islands on November 27, 2018, under the name Bull Horn Holdings Corp. On October 27, 2022, Bull Horn Holdings Corp. domesticated from the British Virgin Islands to the State of Delaware. On October 28, 2022, in connection with the closing of the Merger, we changed our corporate name from Bull Horn Holdings Corp. to “Coeptis Therapeutics Holdings, Inc.”

The Merger Transaction. On October 28, 2022, a wholly owned subsidiary of Bull Horn Holdings Corp., merged with and into Coeptis Therapeutics, Inc., with Coeptis Therapeutics, Inc. as the surviving corporation of the Merger. As a result of the Merger, we acquired the business of Coeptis Therapeutics, Inc., which we now continue to operate as our wholly owned subsidiary.

About the Company’s Subsidiaries. We are now a holding company that currently operates through our direct and indirect subsidiaries SNAP Biosciences, Inc. and GEAR Therapeutics, Inc., which are majority owned, and Coeptis Therapeutics, Inc., Coeptis Pharmaceuticals, Inc. and Coeptis Pharmaceuticals, LLC, which are wholly owned.

Coeptis is a biopharmaceutical and technology company. The biopharmaceutical division focuses on developing innovative cell therapy platforms for cancer, autoimmune, and infectious diseases. Coeptis aims to advance treatment paradigms and improve patient outcomes through its cutting-edge research and development efforts. The technology division focuses on enhancing operational capabilities through advanced technologies. This division features AI-powered marketing software and robotic process automation tools designed to optimize business processes and improve overall efficiency.

Basis of Presentation – The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly the Company’s financial position, results of operations, and cash flows. The interim results of operations are not necessarily indicative of the results that may occur for the full fiscal year. Certain information and footnote disclosure normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to instructions, rules, and regulations prescribed by the United States Securities and Exchange Commission (“SEC”). The condensed interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2024 that was filed with the SEC on March 28, 2025.

Principles of Consolidation – The accompanying condensed consolidated financial statements include the accounts of Coeptis Therapeutics, Inc., Coeptis Pharmaceuticals, Inc., Coeptis Pharmaceuticals, LLC, SNAP Biosciences, Inc., and GEAR Therapeutics, Inc. All material intercompany accounts, balances and transactions have been eliminated.

Reverse Stock Split – On December 31, 2024, the Company completed a 20-1 reverse stock split of its issued and outstanding common stock. As a result of the reverse stock split, every 20 shares of issued and outstanding common stock were automatically combined into one share, with no change in the par value per share. Fractional shares resulting from the reverse stock split were rounded to the nearest whole share. The reverse stock split has been retrospectively applied to all share and per-share amounts presented in these unaudited condensed consolidated financial statements and accompanying notes for all periods presented.